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www.dechert.com

JULIEN BOURGEOIS

julien.bourgeois@dechert.com
+1 202 261 3451 Direct
+1 202 261 3151 Fax

November 13, 2009

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Investment Grade Municipal Income Fund Inc. (“Fund”) File No. 811-07096

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a preliminary proxy statement, form of proxy, and other soliciting material (“Proxy Materials”) for the Annual Meeting of Shareholders (“Meeting”) to be held on February 11, 2010.

The Meeting is being held for the purpose of asking shareholders to: elect six directors (two of which will be elected by the holders of auction preferred shares voting separately); consider and vote upon a proposal that the Fund be liquidated and dissolved; and consider, if properly presented, two shareholder proposals.

No fee is required in connection with this filing. Should you have any questions or comments, please contact the undersigned at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois

Julien Bourgeois
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